3. PREPAID EXPENSE (Annual) (Details Narrative) - Annual Report	12 Months Ended
Dec. 31, 2014 USD ($) shares
Stock Issued for Consulting Services, Shares	850,000
Options Issued for Consulting Services, Options	2,050,000
Stock and Options Issued for Consulting Services, Value | $	$ 286,818